WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		January 09, 2013


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $462,542

List of Other Included Managers: NONE

	FORM 13F INFORMATION TABLE

Name of Issuer					Title of Class	CUSIP 		Value		SHRS	Investment Discretion 	Other Manager	Voting Authority

AIR PRODUCTS & CHEMICALS INC			COM		009158106	27912729.48	332156	SOLE					SOLE
AMERICAN EXPRESS CO				COM		025816109	28061417.74	488152	SOLE					SOLE
APPLE INC					COM		037833100	35894403.7	67310	SOLE					SOLE
AVIS BUDGET GROUP INC				COM		053774105	648277.5	32700	SOLE					SOLE
BANK OF AMERICA CORP				COM		060505104	760782.5	65500	SOLE					SOLE
BEAZER HOMES USA INC				COM NEW		07556Q881	1048110		62000	SOLE					SOLE
CAMELOT INFORMATION SYSTEMS INC			ADS RP ORD SHS	13322V105	502500		500000	SOLE					SOLE
CEMENTOS PACASMAYO SAA				SPON ADR REP 5	15126Q109	909738.24	67488	SOLE					SOLE
CH ROBINSON WORLDWIDE INC			COM NEW		12541W209	301694.19	4771	SOLE					SOLE
CITIGROUP INC					COM NEW		172967424	9926004.8	250720	SOLE					SOLE
CNINSURE INC					SPONSORED ADR	18976M103	589500		90000	SOLE					SOLE
COUNTRY STYLE COOKING RESTAURANT CHAIN CO LTD	SPONSORED ADR	22238M109	639450		90000	SOLE					SOLE
DR HORTON INC					COM		23331A109	968485		49000	SOLE					SOLE
EBAY INC					COM		278642103	7412833.75	145250	SOLE					SOLE
EMC CORP/MA					COM		268648102	25213056.51	995973	SOLE					SOLE
FACEBOOK INC					CL A		30303M102	878625		33000	SOLE					SOLE
FIDELITY NATIONAL FINANCIAL INC			CL A		31620R105	864101.5	36700	SOLE					SOLE
FIFTH THIRD BANCORP				COM		316773100	14689580.94	966102	SOLE					SOLE
FIRST NIAGARA FINANCIAL GROUP INC		COM		33582V108	24432571.24	3079089	SOLE					SOLE
FIRST SOLAR INC					COM		336433107	617400		20000	SOLE					SOLE
GENERAL MOTORS					COM		37045V100	628385		21800	SOLE					SOLE
GENWORTH FINANCIAL INC				COM CL A	37247D106	1052100		140000	SOLE					SOLE
GOOGLE INC					CL A		38259P508	52114082.38	73471	SOLE					SOLE
HJ HEINZ CO					COM		423074103	1153900		20000	SOLE					SOLE
HYATT HOTELS CORP				COM CL A	448579102	1157550		30000	SOLE					SOLE
INGERSOLL-RAND PLC				SHS		G47791101	1193225.31	24877	SOLE					SOLE
INTEL CORP					COM		458140100	25863145.52	1253363	SOLE					SOLE
KIRBY CORP					COM		497266106	1359600		22000	SOLE					SOLE
LEUCADIA NATIONAL CORP				COM		527288104	475700		20000	SOLE					SOLE
LOWE'S COS INC					COM		548661107	21613374.48	608399	SOLE					SOLE
MERCK & CO INC					COM		58933Y105	1269605		31000	SOLE					SOLE
MICROSOFT CORP					COM		594918104	28692761.77	1073630	SOLE					SOLE
NORFOLK SOUTHERN CORP				COM		655844108	170650.8	2760	SOLE					SOLE
PEPSICO INC					COM		713448108	286510.77	4186	SOLE					SOLE
PFIZER INC					COM		717081103	29370811.58	1170385	SOLE					SOLE
REYNOLDS AMERICAN INC				COM		761713106	341963.38	8255	SOLE					SOLE
SCHLUMBERGER LTD				COM		806857108	21272743.8	306966	SOLE					SOLE
SINA CORP/CHINA					NOTE		82922RAB9	879025		17500	SOLE					SOLE
SOUFUN HOLDINGS LTD				ADR		836034108	899280		36000	SOLE					SOLE
STARWOOD HOTELS & RESORTS WORLDWIDE INC		COM		85590A401	27983389.79	487898	SOLE					SOLE
TIME WARNER CABLE INC				COM		88732J207	302175.3	3108	SOLE					SOLE
TIME WARNER INC					COM NEW		887317303	24903044.52	520603	SOLE					SOLE
US CONCRETE INC					COM NEW		90333L201	396000		44000	SOLE					SOLE
VARIAN MEDICAL SYSTEMS INC			COM		92220P105	27800264.58	395846	SOLE					SOLE
WELLS FARGO & CO				COM		949746101	7664160		224000	SOLE					SOLE
WUXI PHARMATECH CAYMAN INC			SPONS ADR SHS	929352102	582565		37000	SOLE					SOLE
YAHOO! INC					COM		984332106	845537.5	42500	SOLE					SOLE

